UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pool Capital Partners LLC
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  028-11845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Olson
Title:     Co-Manager
Phone:     713-220-5151

Signature, Place, and Date of Signing:

  /s/  John Olson     Houston, TX     April 13, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $40,592 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102      716    25234 SH       SOLE                    25234        0        0
APACHE CORP                    COM              037411105     2728    26874 SH       SOLE                    26874        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105     2586    60347 SH       SOLE                    60347        0        0
CARBO CERAMICS INC             COM              140781105      383     6137 SH       SOLE                     6137        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     1817    20458 SH       SOLE                    20458        0        0
DRESSER-RAND GROUP INC         COM              261608103     1503    47829 SH       SOLE                    47829        0        0
DRIL-QUIP INC                  COM              262037104     2212    36360 SH       SOLE                    36360        0        0
ENERGEN CORP                   COM              29265N108     2769    59519 SH       SOLE                    59519        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107      899    26002 SH       SOLE                    26002        0        0
EQT CORP                       COM              26884L109     1997    48707 SH       SOLE                    48707        0        0
FLOWSERVE CORP                 COM              34354P105      911     8257 SH       SOLE                     8257        0        0
HALLIBURTON CO                 COM              406216101     1672    55484 SH       SOLE                    55484        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     1029    25359 SH       SOLE                    25359        0        0
NATURAL RESOURCE PARTNERS L    COM UNIT L P     63900P103      305    11638 SH       SOLE                    11638        0        0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103     1562    37345 SH       SOLE                    37345        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     2861    33847 SH       SOLE                    33847        0        0
OCEANEERING INTL INC           COM              675232102     2369    37316 SH       SOLE                    37316        0        0
ONEOK INC NEW                  COM              682680103     2783    60961 SH       SOLE                    60961        0        0
ONEOK PARTNERS LP              UNIT LTD PARTN   68268N103      868    14173 SH       SOLE                    14173        0        0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408     2160    48542 SH       SOLE                    48542        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105      955    16782 SH       SOLE                    16782        0        0
SAFE BULKERS INC               COM              Y7388L103      379    48410 SH       SOLE                    48410        0        0
SCHLUMBERGER LTD               COM              806857108     1867    29421 SH       SOLE                    29421        0        0
SPECTRA ENERGY CORP            COM              847560109     1412    62672 SH       SOLE                    62672        0        0
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      977    14257 SH       SOLE                    14257        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108      451    21469 SH       SOLE                    21469        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100      421     4871 SH       SOLE                     4871        0        0